                                                                                    February 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Short Duration Bond Fund

          File No.: 811-04888

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2015.

          Please direct any questions or comments to the attention of the undersigned at (412) 236-7700.

                                                                   Very truly yours,

                                                                   /s/ Joseph W. Kulbacki

                                                                    Joseph W. Kulbacki

                                                                    Paralegal

JWK/

Enclosures